Intangible assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Intangible assets
NOTE 7: INTANGIBLE ASSETS
The change in intangible assets is broken down as follows, per class of assets:

(€‘000)	Goodwill	In-process research and development	Development costs	Patents, licenses, trademarks	Software	Total
Capitalized costs
At January 1, 2021	883	33 678	1 084	13 071	279	48 995
Additions	—	—	—	214	—	214
Divestiture	—	—	—	—	(16)	(16)
At December 31, 2021	883	33 678	1 084	13 285	263	49 193
Additions	—	—	—	876	—	876
Divestiture	(239)	—	—	(213)	(165)	(617)

At December 31, 2022	644	33 678	1 084	13 948	98	49 452

Accumulated amortization
At January 1, 2021	—	—	(543)	(12 052)	(229)	(12 527)
Amortization charge	—	—	(67)	(134)	(16)	(217)
Divestiture	—	—	—	—	16	16
At December 31, 2021	—	—	(610)	(12 186)	(229)	(13 025)
Amortization charge	—	—	(66)	(547)	—	(613)
Divestiture	—	—	—	3	131	134
Impairment	(644)	(33 678)	—	(762)	—	(35 084)

At December 31, 2022	(644)	(33 678)	(676)	(13 492)	(98)	(48 588)

Net book value
Capitalized costs	883	33 678	1 084	13 285	263	49 193
Accumulated amortization	—	—	(610)	(12 186)	(229)	(13 025)

At December 31, 2021	883	33 678	474	1 099	34	36 168

Capitalized costs	644	33 678	1 084	13 948	98	49 452
Accumulated amortization	(644)	(33 678)	(676)	(13 492)	(98)	(48 588)

At December 31, 2022	—	—	408	456	—	864

Goodwill and IPR&D resulted from the purchase price allocation exercise performed for the acquisition of Oncyte LLC in 2015. As of December 31, 2022, and 2021, Goodwill and IPR&D are not amortized but tested for impairment.
The capitalized development costs relate to the development of
C-Cathez.
The development costs of
C-Cathez
were capitalized in May 2012 and are being amortized until 2029. No other development costs have been capitalized to date. All other programs’
(C-Cure,
CYAD-01,
CYAD-02,
CYAD-101,
CYAD-211…)
related development costs have been assessed as not being eligible for capitalization and have therefore been recognized in the income statement as research and development expenses. Software is amortized over a period of 3
 t
o 5 years.
Patents, licenses and trademarks, mainly relate to the following items:

•
Exclusive Agreement for Horizon Discovery’s shRNA Platform to develop next-generation allogenic CAR T Therapies acquired for €0.9 million at the end of December 2018. Since acquisition, the Company capitalized milestone payments for a total amount o
f

€0.3 million. This patent
is being
amortized over the remaining intellectual property protection of 20 years, with the first patent application filed in 2008
;

•
An intangible asset has been capitalized in January 2022 for $1.0 million (€0.9 million), reflecting the Group’s opportunity to explore new partnership for the C-Cathez, which is being amortized over a period of 2 years
(see note 5.8); and

•	During the course of 2022, two exclusive licenses agreements have been terminated resulting in disposal of €0. 3 million of intangible assets.
Impairment testing
Impairment testing is detailed below.
Immuno-oncology CGU impairment test
3
Goodwill and IPR&D exclusively relate to the acquisition of the former entity Oncyte LLC (meanwhile liquidated into Celyad SA) which was acquired in 2015. Management performs an annual impairment test on goodwill and on ‘indefinite lived assets’ that are not amortized in accordance with the accounting policies stated in note 3. The impairment test has been performed at the level of the immuno-oncology segment corresponding to the CGU to which the goodwill and the IPR&D belong as well as the Horizon Discovery’s shRNA platform. The recoverable amount associated to this CGU is calculated based on the fair value less costs to sell model using Level 3 fair value measurements for which the Group developed unobservable inputs and requires the use of assumptions.
In October 2022, the Group announced its new business strategy “Celyad 2.0” (see note 1), under which the Company has decided to discontinue the development of its remaining clinical programs, shifting from an organization focused on clinical development to one prioritizing R&D discovery and the monetization of its IP portfolio through partnerships, collaborations and license agreements. Therefore, the cash flow projections based on the previous business plan became obsolete.

3
The uncertainly raised by the
COVID-19
pandemic and the war in Ukraine is not impacting impairment testing. Although there are lot of uncertainties, it does not impact the Group’s assets valuation as of December 31, 2022. For additional information on
COVID-19
pandemic and war in Ukraine updates, refer to note 2.

Consequently, as of December 31, 2022, Management built
a
new business plan and related cash flow projections based on projected sublicense income associated with its patents around allogeneic CAR
T-cell
therapies and NKG2D-based therapies.
The accounting standard IAS 38 impose that projected future cash inflow of economic benefits used for the valuation of a recoverable amount associated to a CGU cannot be remote. Due to the early stage of the implementation of the Celyad 2.0 strategy and the fact no firm sublicence contract nor collaboration contract was concluded as of December 31, 2022, Management had to recognize that significant uncertainty exist on the timing and amount of the new strategy outcomes and therefore had to conclude that the possibility of any inflow, as of December 31, 2022, was remote regarding accounting standards definition. Therefore, Management recognized a full impairment loss on the remaining value of the goodwill, IPR&D and Horizon Discovery’s shRNA platform. This accounting conclusion, which reflects a picture of the situation at December 31, 2022, does not affect Management’s commitment to continue the exploitation of these IPs in its new Celyad 2.0 strategy.
As soon as a future event (such as a firm sublicense or collaboration contract) will increase the probability of revenue, indicating that the probability is more than remote and consequently that the recognized impairment losses may no longer exist or may have decreased, the Group will estimate the cash-generating unit’s recoverable amount.. The reversal will be limited so that the carrying amount of the asset does not exceed its recoverable amount. An impairment loss recognized on goodwill is however not reversed in a subsequent period.
For comparative purpose, as of December 31, 2021, the calculations used cash flow projections based on a business plan ending in 2040 based on probability of success of CYAD-02, CYAD-101 and CYAD-211 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales on CYAD-101 and CYAD-211 and sublicense income associated with CYAD-02. The CGU’s recoverable value, determined accordingly, exceeded its carrying amount. Accordingly, no impairment loss was recognized either on goodwill, IPR&D, the Horizon Discovery’s shRNA platform or other immuno-oncology licenses at December 31, 2021.
As of December 31, 2021, Management’s key assumptions (assumptions to which the unit’s or group of units’, recoverable amount is most sensitive) about projected cash flows when determining fair value less costs to sell were as follows:

•	Discount rate (WACC)
Management had estimated the discount rate (WACC) as of December 31, 2021, to be 13.4% based on following components: the US Government Treasury bill
20-Y,
the Group’s Beta, the equity Market Risk Premium and the small firm/illiquidity premium. The decrease of the WACC was
mainly driven by a decrease of the Beta of the Group which is associated with the volatility of the Group’s equity influenced by its ongoing clinical programs and overall competitive landscape within the immuno-oncology field. Management corroborates its estimation with industry standards for biotechnology companies, the WACC used by Equity Research companies following the Group and transactions that had been sourced by the Group over the past 24 months.

•	Projected Revenue
Management had estimated the projected revenue (using cash flow projections ending in 2040) based on the following components: total market and market share, time-to-market,
treatment price and terminal value. Management based its estimation of projected revenue and related components with the Group’s business plan, industry data for biotechnology companies, evolution of similar R&D programs, comparable prices, expected patent expiration period. The weight of this assumption is partially alleviated by the probability of success (PoS) presented hereunder.

•	Probabilities of Success (PoS)
Management had estimated the PoS based on Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases. Probability of the Group’s product candidates reaching the market used had been updated compared to prior year-end
based on most recent Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases as follows:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%
CYAD-211	100%	50%	28%	60%	90%	7.5%

The Group’s updated PoS rates for its clinical programs as of December 31, 2021, incorporates data for clinical development success rates from 2011 – 2020, which the Group believes is a more accurate reflection of clinical development success rates across stage of development and in aggregate.